Related parties (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]
The following is a summary of significant related party transactions:

	As of March 31,
	2026		2025		2024
Transactions with relatives of key management personnel or enterprises over which key management personnel have control or significant influence
Catering expenses	Rs.	490	Rs.	481	Rs.	454
Civil works		262		380		13
Contributions towards social development		744		626		587
Research and development services received		164		277		214
Hotel expenses		61		53		67
Facility management services		46		46		46
Lease rentals paid		41		39		37
Salaries to relatives of key management personnel		28		21		15
Professional consultancy services paid		-		-		3
Procurement of goods		88		58		-
Sale of goods		8		8		-
Sale of assets		-		1		-
Transactions with Joint Ventures and Associates
Investment in O2 Renewable Energy IX Private Limited	51	296	12
Dividend income	-	-	445
Purchase of solar power	225	145	123
Investment in Clean Renewable Energy KK2A Private Limited	-	21	-
Sale of goods	190	67	21
Research and development services provided	-	-	83
Lease rentals received	1	1	1
Others	-	-	1

Schedule of outstanding balances for related party transactions [Table Text Block]
The Company had the following amounts due from related parties:

	As of March 31,
	2026		2025
Kunshan Rotam Reddy Pharmaceuticals Company Limited	Rs.	45	Rs.	41
Kunshan Rotam Reddy Medicine Company Limited		62		-
DRES Energy Private Limited		-		1
Key management personnel and close members of their families		8		8

The Company had the following amounts due to related parties:

	As of March 31,
	2026			2025
Zenfold Sustainable Technology Private Limited	Rs.	12		Rs.	22
Indus Projects Private Limited		19			20
Green Park Hospitality Services Private Limited		-	*		17
DRES Energy Private Limited		16			3
Green Park Hotels and Resorts Limited		-	*		-	*
Stamlo Industries Limited		-			-	*

* Rounded to the nearest million.

Disclosure Of Compensation Paid Or Payable To Key Management Personnel [Table Text Block]
The following table describes the components of compensation paid or payable to key management personnel for the services rendered during the applicable year ended:

	For the Year Ended March 31,
	2026		2025		2024
S a l a r i e s a nd o t h e r b e n e f it s	Rs.	843	Rs.	861	Rs.	891
Co n t r i bu t i ons t o d e f i n e d c on t r i bu t i on p l a ns		52		36		36
Co mm i ss i on t o d i r e c t o r s		399		379		416
S h a r e -b a s e d p a y m e n t s expense		173		179		182
	Rs.	1,467	Rs.	1,455	Rs.	1,525